ACCEL NETWORKS LLC (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, Considerations [Table Text Block]

$
Cash	9,471
Contingent consideration	753
10,224

	€	$
Cash	13,506	15,216
Contingent consideration	470	529
	13,976	15,745

Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date

$
Assets acquired
Cash	3,139
Accounts receivable	2,795
Prepaid and other assets	270
Inventory	75
Property and equipment	275
Identifiable intangible assets	50,231
Goodwill	45,593
102,378
Liabilities assumed
Accounts payable and accrued liabilities	4,437
Deferred revenue	172
Deferred income tax	6,181
Fair value of net assets acquired	91,588

$
Assets acquired
Accounts receivable	551
Prepaid and other assets	59
Inventory	133
Property and equipment	1,388
Identifiable intangible assets	5,499
Goodwill	3,706
11,336
Liabilities assumed
Accounts payable and accrued liabilities	1,034
Deferred revenue	78
Fair value of net assets acquired	10,224

	€	$
Assets acquired
Cash	214	241
Accounts receivable	1,026	1,156
Prepaids and other assets	107	120
Property and equipment	1,041	1,173
Identifiable intangible assets	5,071	5,713
Goodwill	9,922	11,179
	17,381	19,582
Liabilities assumed
Accounts payable and accrued liabilities	1,715	1,932
Deferred income tax	1,690	1,905
Fair value of net assets acquired	13,976	15,745

$
Assets acquired
Cash	2,255
Accounts receivable	5,189
Prepaid and other assets	329
Inventory	1,059
Property and equipment	84
Identifiable intangible assets	13,529
Goodwill	8,697
31,142
Liabilities assumed
Accounts payable and accrued liabilities	2,817
Deferred revenue	1,772
Deferred income tax	445
Fair value of net assets acquired	26,108

$
Assets acquired
Inventory	1,296
Machinery and equipment	68
Identifiable intangible assets	1,793
Goodwill	2,061
5,218
Liabilities assumed
Accrued liabilities	22
Fair value of net assets acquired	5,196

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

	Estimated useful life	$
Brand	20 years	4,820
Customer relationships	12 years	34,571
Existing technology	4 years	3,411
In-process research and development	8 years	7,429
		50,231

	Estimated useful life	$
Brand	20 years	1,169
Customer relationships	10 years	2,352
Existing technology	5 years	1,978
		5,499

	Estimated useful life	€	$
Customer relationships	11 years	3,379	3,807
Existing technology	4.5 years	1,692	1,906
		5,071	5,713

	Estimated useful life	$
Backlog	7 months	358
Customer relationships	13 years	8,739
Existing technology	7 years	3,144
In-process research and development	5 years	1,288
		13,529

	Estimated useful life (in years)	$
Customer relationships	5	1,284
Existing technology	3	385
In-process research and development	2	124
		1,793